Loans	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Loans

Note 10 – Loans

The risks of the Westernbank FDIC-assisted transaction acquired loans are significantly different from those loans not covered under the FDIC loss sharing agreements because of the loss protection provided by the FDIC. Accordingly, the Corporation presents loans subject to the loss sharing agreements as “covered loans” in the information below and loans that are not subject to the FDIC loss sharing agreements as “non-covered loans”.

For a summary of the accounting policy related to loans, interest recognition and allowance for loan losses refer to the summary of significant accounting policies included in Note 2 to these consolidated financial statements.

The following tables present the composition of loans held-in-portfolio (“HIP”), net of unearned income, at December 31, 2011 and 2010.

	Non-covered loans at	Covered loans at	Total loans HIP at
(In thousands)	December 31, 2011	December 31, 2011	December 31, 2011
Commercial real estate	$6,689,686	$2,271,295	$8,960,981
Commercial and industrial	3,845,200	241,447	4,086,647
Construction	311,628	546,826	858,454
Mortgage	5,518,460	1,172,954	6,691,414
Leasing	563,867	-	563,867
Consumer:
Credit cards	1,230,029	-	1,230,029
Home equity lines of credit	557,894	-	557,894
Personal	1,130,593	-	1,130,593
Auto	518,476	-	518,476
Other	236,763	116,181	352,944
Total loans held-in-portfolio[1]	$20,602,596	$4,348,703	$24,951,299

[1]	Loans held-in-portfolio at December 31, 2011 are net of $101 million in unearned income and exclude $363 million in loans held-for-sale.

	Non-covered loans at	Covered loans at	Total loans HIP at
(In thousands)	December 31, 2010	December 31, 2010	December 31, 2010
Commercial real estate	$7,006,676	$2,463,549	$9,470,225
Commercial and industrial	4,386,809	303,632	4,690,441
Construction	500,851	640,492	1,141,343
Mortgage	4,524,722	1,259,459	5,784,181
Leasing	602,993	-	602,993
Consumer:
Credit cards	1,132,308	-	1,132,308
Home equity lines of credit	568,353	-	568,353
Personal	1,236,067	-	1,236,067
Auto	503,757	-	503,757
Other	265,499	169,750	435,249
Total loans held-in-portfolio[1]	$20,728,035	$4,836,882	$25,564,917

[1]	Loans held-in-portfolio at December 31, 2010 are net of $106 million in unearned income and exclude $894 million in loans held-for-sale.

The following table provides a breakdown of loans held-for-sale (“LHFS”) at December 31, 2011 and 2010 by main categories.

(In thousands)	December 31, 2011	December 31, 2010
Commercial	$26,198	$60,528
Construction	236,045	412,744
Mortgage	100,850	420,666
Total	$363,093	$893,938

During the year ended December 31, 2011, the Corporation recorded purchases of mortgage loans amounting to $1.3 billion. In addition, during the year ended December 31, 2011, the Corporation recorded purchases of credit cards relationships with balances of approximately $131 million. There were no significant purchases of commercial and construction loans during 2011.

The Corporation sold approximately $350 million of residential mortgage loans during the year ended December 31, 2011. Also, the Corporation securitized approximately $907 million of mortgage loans to Government National Mortgage Association (“GNMA”) mortgage-backed securities during the year ended December 31, 2011. Furthermore, the Corporation securitized approximately $206 million of mortgage loans in Federal Mortgage Association (“FNMA”) mortgage-backed securities during the year ended December 31, 2011.

During the third quarter of 2011, the Corporation transferred $27 million of commercial and construction loans held-in-portfolio to loans to held-for-sale at a value of $14 million. This resulted in a write-down at the time of transfer of $12.7 million. Also, during the quarter ended September 30, 2011, these loans as well as other construction and commercial loans held-for sale with a combined book value of $128 million were sold to a newly created joint venture in which the Corporation holds a minority interest. Refer to Note 28 to the consolidated financial statements for details of this transaction. Besides this sale, the Corporation sold commercial and construction loans with a book value of approximately $30 million during the year ended December 31, 2011.

Non-covered loans

The following tables present non-covered loans held-in-portfolio that are in non-performing status and accruing loans past due 90 days or more by loan class at December 31, 2011 and 2010. Accruing loans past due 90 days or more consist primarily of credit cards, FHA / VA and other insured mortgage loans, and delinquent mortgage loans included in the Corporation's financial statements pursuant to GNMA's buy-back option program. Servicers of loans underlying GNMA mortgage-backed securities must report as their own assets the defaulted loans that they have the option (but not the obligation) to repurchase, even when they elect not to exercise that option. Also, accruing loans past due 90 days or more include residential conventional loans purchased from other financial institutions that, although delinquent, the Corporation has received timely payment from the sellers / servicers, and, in some instances, have partial guarantees under recourse agreements. However, residential conventional loans purchased from other financial institutions, which are in the process of foreclosure, are classified as non-performing mortgage loans.

At December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.
		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial real estate	$453,879	$-	$182,158	$-	$636,037	$-
Commercial and industrial	177,292	675	59,544	-	236,836	675
Construction	53,859	-	75,140	-	128,999	-
Mortgage	649,279	280,912	37,223	-	686,502	280,912
Leasing	5,642	-	166	-	5,808	-
Consumer:
Credit cards	-	25,748	735	-	735	25,748
Home equity lines of credit	-	157	10,065	-	10,065	157
Personal	19,317	-	1,516	-	20,833	-
Auto	6,830	-	34	-	6,864	-
Other	5,144	468	27	-	5,171	468
Total[1]	$1,371,242	$307,960	$366,608	$-	$1,737,850	$307,960

[1] For purposes of this table non-performing loans exclude $ 262 million in non-performing loans held-for-sale.

At December 31, 2010
	Puerto Rico		U.S. mainland		Popular, Inc.
		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial real estate	$370,677	$-	$182,456	$-	$553,133	$-
Commercial and industrial	114,792	-	57,102	-	171,894	-
Construction	64,678	-	173,876	-	238,554	-
Mortgage	518,446	292,387	23,587	-	542,033	292,387
Leasing	5,674	-	263	-	5,937	-
Consumer:
Credit cards	-	33,514	-	-	-	33,514
Home equity lines of credit	-	-	17,562	-	17,562	-
Personal	22,816	-	5,369	-	28,185	-
Auto	7,528	-	135	-	7,663	-
Other	6,892	1,442	-	-	6,892	1,442
Total[1]	$1,111,503	$327,343	$460,350	$-	$1,571,853	$327,343

[1] For purposes of this table non-performing loans exclude $ 672 million in non-performing loans held-for-sale.

At December 31, 2011 non-covered loans held-in-portfolio on which the accrual of interest income had been discontinued amounted to $1.7 billion (December 31, 2010 - $1.6 billion). Non-accruing loans at December 31, 2011 include $44 million in consumer loans (December 31, 2010 - $60 million).

The following tables present loans by past due status at December 31, 2011 and 2010 for non-covered loans held-in-portfolio (net of unearned income).

December 31, 2011
Puerto Rico
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial real estate	$56,597	$21,586	$453,879	$532,062	$3,075,090	$3,607,152
Commercial and industrial	46,013	17,233	177,967	241,213	2,622,217	2,863,430
Construction	608	21,055	53,859	75,522	85,419	160,941
Mortgage	202,072	98,565	930,191	1,230,828	3,458,655	4,689,483
Leasing	7,927	2,301	5,642	15,870	532,836	548,706
Consumer:
Credit cards	14,507	11,479	25,748	51,734	1,164,086	1,215,820
Home equity lines of credit	155	395	157	707	19,344	20,051
Personal	17,583	10,434	19,317	47,334	935,854	983,188
Auto	22,677	5,883	6,830	35,390	480,874	516,264
Other	1,740	1,442	5,612	8,794	226,310	235,104
Total	$369,879	$190,373	$1,679,202	$2,239,454	$12,600,685	$14,840,139

December 31, 2011
U.S. mainland
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial real estate	$69,079	$6,882	$182,158	$258,119	$2,824,415	$3,082,534
Commercial and industrial	24,436	7,858	59,544	91,838	889,932	981,770
Construction	3,921	-	75,140	79,061	71,626	150,687
Mortgage	30,594	13,190	37,223	81,007	747,970	828,977
Leasing	201	204	166	571	14,590	15,161
Consumer:
Credit cards	314	229	735	1,278	12,931	14,209
Home equity lines of credit	7,090	3,587	10,065	20,742	517,101	537,843
Personal	3,574	2,107	1,516	7,197	140,208	147,405
Auto	106	37	34	177	2,035	2,212
Other	29	10	27	66	1,593	1,659
Total	$139,344	$34,104	$366,608	$540,056	$5,222,401	$5,762,457

December 31, 2011
Popular, Inc.
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial real estate	$125,676	$28,468	$636,037	$790,181	$5,899,505	$6,689,686
Commercial and industrial	70,449	25,091	237,511	333,051	3,512,149	3,845,200
Construction	4,529	21,055	128,999	154,583	157,045	311,628
Mortgage	232,666	111,755	967,414	1,311,835	4,206,625	5,518,460
Leasing	8,128	2,505	5,808	16,441	547,426	563,867
Consumer:
Credit cards	14,821	11,708	26,483	53,012	1,177,017	1,230,029
Home equity lines of credit	7,245	3,982	10,222	21,449	536,445	557,894
Personal	21,157	12,541	20,833	54,531	1,076,062	1,130,593
Auto	22,783	5,920	6,864	35,567	482,909	518,476
Other	1,769	1,452	5,639	8,860	227,903	236,763
Total	$509,223	$224,477	$2,045,810	$2,779,510	$17,823,086	$20,602,596

December 31, 2010
Puerto Rico
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial real estate	$47,064	$25,547	$370,677	$443,288	$3,412,310	$3,855,598
Commercial and industrial	34,703	23,695	114,792	173,190	2,688,228	2,861,418
Construction	6,356	3,000	64,678	74,034	94,322	168,356
Mortgage	188,468	83,789	810,833	1,083,090	2,566,610	3,649,700
Leasing	10,737	2,274	5,674	18,685	554,102	572,787
Consumer:
Credit cards	16,073	12,758	33,514	62,345	1,054,081	1,116,426
Personal	21,004	11,830	22,816	55,650	965,610	1,021,260
Auto	22,076	5,301	7,528	34,905	459,745	494,650
Other	3,799	1,318	8,334	13,451	252,048	265,499
Total	$350,280	$169,512	$1,438,846	$1,958,638	$12,047,056	$14,005,694

December 31, 2010
U.S. mainland
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial real estate	$68,903	$10,322	$182,456	$261,681	$2,889,397	$3,151,078
Commercial and industrial	30,372	15,079	57,102	102,553	1,422,838	1,525,391
Construction	30,105	292	173,876	204,273	128,222	332,495
Mortgage	38,550	12,751	23,587	74,888	800,134	875,022
Leasing	1,008	224	263	1,495	28,711	30,206
Consumer:
Credit cards	343	357	-	700	15,182	15,882
Home equity lines of credit	6,116	6,873	17,562	30,551	537,802	568,353
Personal	5,559	2,689	5,369	13,617	201,190	214,807
Auto	375	98	135	608	8,499	9,107
Total	$181,331	$48,685	$460,350	$690,366	$6,031,975	$6,722,341

December 31, 2010
Popular, Inc.
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial real estate	$115,967	$35,869	$553,133	$704,969	$6,301,707	$7,006,676
Commercial and industrial	65,075	38,774	171,894	275,743	4,111,066	4,386,809
Construction	36,461	3,292	238,554	278,307	222,544	500,851
Mortgage	227,018	96,540	834,420	1,157,978	3,366,744	4,524,722
Leasing	11,745	2,498	5,937	20,180	582,813	602,993
Consumer:
Credit cards	16,416	13,115	33,514	63,045	1,069,263	1,132,308
Home equity lines of credit	6,116	6,873	17,562	30,551	537,802	568,353
Personal	26,563	14,519	28,185	69,267	1,166,800	1,236,067
Auto	22,451	5,399	7,663	35,513	468,244	503,757
Other	3,799	1,318	8,334	13,451	252,048	265,499
Total	$531,611	$218,197	$1,899,196	$2,649,004	$18,079,031	$20,728,035

The following table provides a breakdown of loans held-for-sale (“LHFS”) in non-performing status at December 31, 2011 and 2010 by main categories.

(In thousands)	December 31, 2011	December 31, 2010
Commercial	$26,198	$60,528
Construction	236,045	412,204
Mortgage	59	199,025
Total	$262,302	$671,757

The components of the net financing leases receivable at December 31, 2011 and 2010 were as follows:

(In thousands)	2011	2010
Total minimum lease payments	$520,226	$551,000
Estimated residual value of leased property	134,194	147,667
Deferred origination costs, net of fees	6,691	7,109
Less - Unearned financing income	97,244	102,783
Net minimum lease payments	563,867	602,993
Less - Allowance for loan losses	4,891	13,153
	$558,976	$589,840

At December 31, 2011, future minimum lease payments are expected to be received as follows:

(In thousands)
2012	$154,005
2013	127,280
2014	100,748
2015	80,011
2016 and thereafter	58,182
$520,226

Covered loans

Covered loans acquired in the Westernbank FDIC-assisted transaction, except for lines of credit with revolving privileges, are accounted for by the Corporation in accordance with ASC Subtopic 310-30. Under ASC Subtopic 310-30, the acquired loans were aggregated into pools based on similar characteristics. Each loan pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. The covered loans which are accounted for under ASC Subtopic 310-30 by the Corporation are not considered non-performing and will continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected. The Corporation measures additional losses for this portfolio when it is probable the Corporation will be unable to collect all cash flows expected at acquisition plus additional cash flows expected to be collected arising from changes in estimates after acquisition. Lines of credit with revolving privileges that were acquired as part of the Westernbank FDIC-assisted transaction are accounted for under the guidance of ASC Subtopic 310-20, which requires that any differences between the contractually required loan payment receivable in excess of the Corporation's initial investment in the loans be accreted into interest income. Loans accounted for under ASC Subtopic 310-20 are placed in non-accrual status when past due in accordance with the Corporation's non-accruing policy and any accretion of discount is discontinued.

The following table presents covered loans in non-performing status and accruing loans past-due 90 days or more by loan class at December 31, 2011 and 2010.

	December 31, 2011		December 31, 2010
	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$14,241	$125	$14,172	$-
Commercial and industrial	63,858	1,392	10,635	60
Construction	4,598	5,677	1,168	-
Mortgage	423	113	-	8,648
Consumer	516	377	-	2,308
Total[1]	$83,636	$7,684	$25,975	$11,016

[1] Covered loans accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analyses.

The following tables present loans by past due status at December 31, 2011 and 2010 for covered loans held-in-portfolio. The information considers covered loans accounted for under ASC Subtopic 310-20 and ASC Subtopic 310-30.

December 31, 2011
Covered loans
	Past due
						Covered loans
	30-59	60-89	90 days	Total		held-in-
(In thousands)	days	days	or more	past due	Current	portfolio
Commercial real estate	$35,286	$25,273	$519,222	$579,781	$1,691,514	$2,271,295
Commercial and industrial	4,438	1,390	99,555	105,383	136,064	241,447
Construction	997	625	434,661	436,283	110,543	546,826
Mortgage	32,371	28,238	196,541	257,150	915,804	1,172,954
Consumer	2,913	3,289	15,551	21,753	94,428	116,181
Total covered loans	$76,005	$58,815	$1,265,530	$1,400,350	$2,948,353	$4,348,703

December 31, 2010
Covered loans
	Past due
						Covered loans
	30-59	60-89	90 days	Total		held-in-
(In thousands)	days	days	or more	past due	Current	portfolio
Commercial real estate	$108,244	$89,403	$434,956	$632,603	$1,830,946	$2,463,549
Commercial and industrial	12,091	5,491	32,585	50,167	253,465	303,632
Construction	23,445	11,906	351,386	386,737	253,755	640,492
Mortgage	80,978	34,897	119,745	235,620	1,023,839	1,259,459
Consumer	8,917	4,483	14,612	28,012	141,738	169,750
Total covered loans	$233,675	$146,180	$953,284	$1,333,139	$3,503,743	$4,836,882

The following table presents loans acquired as part of the Westernbank FDIC-assisted transaction accounted for pursuant to ASC Subtopic 310-30 at the April 30, 2010 acquisition date. The information presented includes loans determined to be impaired at the time of acquisition (“credit impaired loans”), and loans that were considered to be performing at the acquisition date and are accounted for by analogy to ASC Subtopic 310-30 (“non-credit impaired loans”). Refer to Note 2 in these consolidated financial statements for a description of the Corporation's significant accounting policies related to acquired loans and criteria considered by management to apply ASC 310-30 by analogy to non-credit impaired loans.

	April 30, 2010
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total
Contractually-required principal and interest	$7,855,033	$1,995,580	$9,850,613
Non-accretable difference	2,154,542	1,248,365	3,402,907
Cash flows expected to be collected	5,700,491	747,215	6,447,706
Accretable yield	1,487,634	50,425	1,538,059
Fair value of loans accounted for under
ASC Subtopic 310-30	$4,212,857	$696,790	$4,909,647

The cash flows expected to be collected consider the estimated remaining life of the underlying loans and include the effects of estimated prepayments. The unpaid principal balance of the acquired loans from the Westernbank FDIC-assisted transaction that are accounted for under ASC Subtopic 310-30 amounted to $8.1 billion at the April 30, 2010 transaction date.

The carrying amount of the loans acquired as part of the Westernbank FDIC-assisted transaction at December 31, 2011 and 2010 consisted of loans determined to be impaired at the time of acquisition, which are accounted for in accordance with ASC Subtopic 310-30 (“credit impaired loans”), and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Subtopic 310-30 (“non-credit impaired loans”), as detailed in the following tables.

	December 31, 2011			December 31, 2010
	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,920,141	$215,560	$2,135,701	$2,133,600	$247,654	$2,381,254
Commercial and industrial	85,859	4,621	90,480	117,869	8,257	126,126
Construction	279,561	260,208	539,769	341,866	292,341	634,207
Mortgage	1,065,842	102,027	1,167,869	1,156,879	87,062	1,243,941
Consumer	95,048	7,604	102,652	144,165	10,235	154,400
Carrying amount	3,446,451	590,020	4,036,471	3,894,379	645,549	4,539,928
Allowance for loan losses	(62,951)	(20,526)	(83,477)	-	-	-
Carrying amount, net of allowance	$3,383,500	$569,494	$3,952,994	$3,894,379	$645,549	$4,539,928

The outstanding principal balance of covered loans accounted pursuant to ASC Subtopic 310-30, including amounts charged off by the Corporation, amounted to $6.0 billion at December 31, 2011 (December 31, 2010 - $7.7 billion). At December 31, 2011, none of the acquired loans from the Westernbank FDIC-assisted transaction accounted for under ASC Subtopic 310-30 were considered non-performing loans. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Changes in the carrying amount and the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction, which are accounted pursuant to the ASC Subtopic 310-30, for the years ended December 31, 2011 and 2010, were as follows:

	Accretable yield
	For the year ended
	December 31, 2011			December 31, 2010
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,307,927	$23,181	$1,331,108	$-	$-	$-
Additions	-	-	-	1,487,634	50,425	1,538,059
Accretion	(271,760)	(80,641)	(352,401)	(179,707)	(27,244)	(206,951)
Change in expected cash flows	392,597	98,955	491,552	-	-	-
Ending balance	$1,428,764	$41,495	$1,470,259	$1,307,927	$23,181	$1,331,108

	Carrying amount of loans accounted for pursuant to ASC 310-30
	For the year ended
	December 31, 2011			December 31, 2010
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$3,894,379	$645,549	$4,539,928	$-	$-	$-
Additions	-	-	-	4,212,857	696,790	4,909,647
Accretion	271,760	80,641	352,401	179,707	27,244	206,951
Collections	(719,688)	(136,170)	(855,858)	(498,185)	(78,485)	(576,670)
Ending balance	$3,446,451	$590,020	$4,036,471	$3,894,379	$645,549	$4,539,928
Allowance for loan losses
ASC 310-30 covered loans	(62,951)	(20,526)	(83,477)	-	-	-
	$3,383,500	$569,494	$3,952,994	$3,894,379	$645,549	$4,539,928

During the year ended December 31, 2011, the Corporation recorded an allowance for loan losses related to the acquired covered loans that are accounted for under ASC Subtopic 310-30 as certain pools reflected lower expected cash flows. The following table provides the activity in the allowance for loan losses related to these acquired loans for the year ended December 31, 2011.

ASC 310-30 loans
(In thousands)	December 31, 2011
Balance at beginning of period	$-
Provision for loan losses	89,802
Net charge-offs	(6,325)
Balance at end of period	$83,477

There was no need to record an allowance for loan losses related to the covered loans at December 31, 2010.

The Corporation accounts for lines of credit with revolving privileges under the accounting guidance of ASC Subtopic 310-20, which requires that any differences between the contractually required loan payment receivable in excess of the initial investment in the loans be accreted into interest income over the life of the loan, if the loan is accruing interest. The following table presents acquired loans accounted for under ASC Subtopic 310-20 at the April 30, 2010 acquisition date:

(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$290,810
Gross contractual amounts receivable (principal and interest)	$457,201
Estimate of contractual cash flows not expected to be collected	$164,427

The cash flows expected to be collected consider the estimated remaining life of the underlying loans and include the effects of estimated prepayments.

Covered loans accounted for under ASC Subtopic 310-20 amounted to $0.3 billion at December 31, 2011 and 2010.